Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio
September 30, 2022
VIPGRO-NPRT3-1122
1.808783.118
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.6%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)	164,890	245,686
Entertainment - 1.8%
Netflix, Inc. (a)	12,400	2,919,456
Roku, Inc. Class A (a)(b)	358,724	20,232,034
Sea Ltd. ADR (a)	217,788	12,207,017
		35,358,507
Interactive Media & Services - 9.2%
Alphabet, Inc.:
Class A (a)	393,520	37,640,188
Class C (a)	1,094,160	105,203,484
Meta Platforms, Inc. Class A (a)	130,979	17,771,231
Zoominfo Technologies, Inc. (a)	382,700	15,943,282
		176,558,185
Media - 0.6%
Charter Communications, Inc. Class A (a)	3,100	940,385
Innovid Corp. (a)(c)	141,062	382,278
Magnite, Inc. (a)	587,050	3,856,919
TechTarget, Inc. (a)	95,728	5,667,098
		10,846,680
Wireless Telecommunication Services - 4.0%
T-Mobile U.S., Inc. (a)	567,388	76,126,448
TOTAL COMMUNICATION SERVICES		299,135,506
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 3.3%
Neutron Holdings, Inc. (a)(c)(d)	106,587	2,931
Rad Power Bikes, Inc. (a)(c)(d)	56,834	247,796
Tesla, Inc. (a)	235,275	62,406,694
		62,657,421
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)(b)	4,600	438,058
Hotels, Restaurants & Leisure - 0.5%
Airbnb, Inc. Class A (a)	94,400	9,915,776
Sonder Holdings, Inc. (a)(b)	222,530	369,400
Sonder Holdings, Inc.:
rights (a)(d)	2,658	1,807
rights (a)(d)	2,658	1,542
rights (a)(d)	2,657	1,329
rights (a)(d)	2,657	1,143
rights (a)(d)	2,657	1,010
rights (a)(d)	2,657	877
		10,292,884
Household Durables - 0.0%
Lennar Corp. Class A	2,600	193,830
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (a)	619,660	70,021,580
Cazoo Group Ltd. Class A (a)(b)	960,367	441,769
Doordash, Inc. (a)(b)	156,100	7,719,145
FSN E-Commerce Ventures Private Ltd. (a)(c)	362,370	5,371,863
Global-e Online Ltd. (a)(b)	326,933	8,748,727
Lyft, Inc. (a)	784,916	10,337,344
Uber Technologies, Inc. (a)	1,642,393	43,523,415
Wayfair LLC Class A (a)	76,874	2,502,249
		148,666,092
Specialty Retail - 0.5%
Auto1 Group SE (a)(b)(e)	1,339,700	8,375,775
Carvana Co. Class A (a)	87,500	1,776,250
		10,152,025
Textiles, Apparel & Luxury Goods - 0.5%
Bombas LLC (a)(c)(d)	745,906	2,998,542
lululemon athletica, Inc. (a)	25,672	7,176,864
		10,175,406
TOTAL CONSUMER DISCRETIONARY		242,575,716
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	5,700	1,844,805
Food & Staples Retailing - 0.0%
Blink Health LLC Series A1 (a)(c)(d)	8,327	322,088
Food Products - 0.1%
Local Bounti Corp. (a)	284,498	807,974
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	560	3,909
Philip Morris International, Inc.	4,900	406,749
		410,658
TOTAL CONSUMER STAPLES		3,385,525
ENERGY - 9.8%
Oil, Gas & Consumable Fuels - 9.8%
Antero Resources Corp. (a)	1,456,800	44,476,104
Canadian Natural Resources Ltd. (b)	449,400	20,918,971
Cenovus Energy, Inc. (Canada)	966,100	14,841,019
Cheniere Energy, Inc.	9,500	1,576,145
Exxon Mobil Corp.	439,400	38,364,014
Hess Corp.	281,400	30,669,786
Imperial Oil Ltd.	131,900	5,711,036
Ovintiv, Inc.	317,000	14,582,000
Pioneer Natural Resources Co.	15,200	3,291,256
Range Resources Corp.	37,800	954,828
Tourmaline Oil Corp.	266,200	13,834,653
		189,219,812
FINANCIALS - 1.4%
Banks - 1.4%
Starling Bank Ltd. Series D (a)(c)(d)	1,101,900	2,829,751
Wells Fargo & Co.	593,700	23,878,614
		26,708,365
Capital Markets - 0.0%
LPL Financial	900	196,632
TOTAL FINANCIALS		26,904,997
HEALTH CARE - 13.1%
Biotechnology - 2.7%
ADC Therapeutics SA (a)	37,288	179,728
Agios Pharmaceuticals, Inc. (a)	88,200	2,494,296
Alnylam Pharmaceuticals, Inc. (a)	30,551	6,115,088
ALX Oncology Holdings, Inc. (a)	85,500	818,235
Arcutis Biotherapeutics, Inc. (a)	40,700	777,777
Argenx SE ADR (a)	18,031	6,365,845
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,665,068
Aurinia Pharmaceuticals, Inc. (a)(b)	235,500	1,770,960
Blueprint Medicines Corp. (a)	11,900	784,091
Celldex Therapeutics, Inc. (a)	107,200	3,013,392
Cytokinetics, Inc. (a)	131,600	6,376,020
Erasca, Inc. (a)	182,000	1,419,600
Exelixis, Inc. (a)	156,600	2,455,488
Icosavax, Inc. (a)(b)	98,000	309,680
Imago BioSciences, Inc. (a)	95,900	1,443,295
Instil Bio, Inc. (a)	200,100	968,484
Keros Therapeutics, Inc. (a)	35,500	1,335,510
Mirati Therapeutics, Inc. (a)	22,300	1,557,432
Monte Rosa Therapeutics, Inc. (a)	54,800	447,716
Morphic Holding, Inc. (a)	27,000	764,100
Natera, Inc. (a)	4,200	184,044
Nuvalent, Inc. Class A (a)	41,384	804,505
PTC Therapeutics, Inc. (a)	9,000	451,800
Relay Therapeutics, Inc. (a)	117,900	2,637,423
Tenaya Therapeutics, Inc. (a)	56,600	164,140
TG Therapeutics, Inc. (a)	89,800	531,616
Vaxcyte, Inc. (a)	132,104	3,170,496
Verve Therapeutics, Inc. (a)	29,100	999,585
Zentalis Pharmaceuticals, Inc. (a)	87,700	1,899,582
		51,904,996
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	567,692	21,986,711
Insulet Corp. (a)	25,400	5,826,760
Penumbra, Inc. (a)	24,900	4,721,040
TransMedics Group, Inc. (a)(b)	214,041	8,934,071
		41,468,582
Health Care Providers & Services - 7.5%
agilon health, Inc. (a)(b)	727,500	17,038,050
Alignment Healthcare, Inc. (a)	127,600	1,510,784
Cano Health, Inc. (a)	858,800	7,445,796
Centene Corp. (a)	304,900	23,724,269
Guardant Health, Inc. (a)	104,900	5,646,767
Humana, Inc.	58,872	28,564,106
LifeStance Health Group, Inc. (a)(b)	641,900	4,249,378
Oak Street Health, Inc. (a)	644,200	15,795,784
P3 Health Partners, Inc. (a)(c)	285,914	1,254,877
The Oncology Institute, Inc. (a)(c)	112,536	521,042
UnitedHealth Group, Inc.	75,748	38,255,770
		144,006,623
Life Sciences Tools & Services - 0.6%
Danaher Corp.	31,600	8,161,964
Sartorius Stedim Biotech	11,226	3,443,427
		11,605,391
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	39,400	1,752,906
TOTAL HEALTH CARE		250,738,498
INDUSTRIALS - 1.3%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	20,200	7,803,058
Northrop Grumman Corp.	17,000	7,995,440
Raytheon Technologies Corp.	39,200	3,208,912
Space Exploration Technologies Corp. Class A (a)(c)(d)	13,000	910,000
The Boeing Co. (a)	39,100	4,734,228
		24,651,638
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (c)	151,900	1,031,818
FedEx Corp.	800	118,776
		1,150,594
Road & Rail - 0.0%
Bird Global, Inc.:
rights (a)(d)	15,639	938
rights (a)(d)	15,639	782
rights (a)(d)	15,638	626
		2,346
TOTAL INDUSTRIALS		25,804,578
INFORMATION TECHNOLOGY - 36.8%
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	764,652	12,739,102
Jabil, Inc.	197,500	11,397,725
		24,136,827
IT Services - 8.3%
Block, Inc. Class A (a)(b)	78,700	4,327,713
Cloudflare, Inc. (a)	51,600	2,853,996
Cognizant Technology Solutions Corp. Class A	120,600	6,927,264
Cyxtera Technologies, Inc. Class A (a)	143,648	586,084
Dlocal Ltd. (a)	250,065	5,131,334
EPAM Systems, Inc. (a)	24,300	8,801,217
Flywire Corp. (a)	122,127	2,804,036
Globant SA (a)	6,300	1,178,604
GoDaddy, Inc. (a)	293,206	20,782,441
Marqeta, Inc. Class A (a)	832,860	5,929,963
MasterCard, Inc. Class A	80,556	22,905,293
MongoDB, Inc. Class A (a)	59,000	11,715,040
Nuvei Corp. (a)(e)	420,026	11,350,904
Okta, Inc. (a)	16,200	921,294
Payoneer Global, Inc. (a)(c)	65,400	395,670
Repay Holdings Corp. (a)	591,500	4,175,990
Shift4 Payments, Inc. (a)(b)	161,500	7,204,515
Snowflake, Inc. (a)	13,600	2,311,456
TaskUs, Inc. (a)	309,195	4,978,040
Twilio, Inc. Class A (a)	99,477	6,877,840
Visa, Inc. Class A	151,533	26,919,837
Wix.com Ltd. (a)	2,500	195,575
		159,274,106
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	257,100	16,289,856
Applied Materials, Inc.	174,995	14,337,340
GlobalFoundries, Inc.	501,700	24,257,195
Lam Research Corp.	29,244	10,703,304
Marvell Technology, Inc.	322,770	13,850,061
Micron Technology, Inc.	65,455	3,279,296
NVIDIA Corp.	417,952	50,735,193
NXP Semiconductors NV	163,545	24,124,523
onsemi (a)	415,739	25,913,012
		183,489,780
Software - 14.0%
Adobe, Inc. (a)	3,500	963,200
Bill.Com Holdings, Inc. (a)	48,700	6,446,419
Confluent, Inc. (a)(b)	61,300	1,457,101
Datadog, Inc. Class A (a)	73,600	6,534,208
DoubleVerify Holdings, Inc. (a)	340,856	9,322,412
Dynatrace, Inc. (a)	597,400	20,795,494
Elastic NV (a)	119,181	8,550,045
Epic Games, Inc. (a)(c)(d)	8,216	7,062,556
Five9, Inc. (a)	60,400	4,528,792
HubSpot, Inc. (a)	19,793	5,346,485
Intapp, Inc. (a)	186,581	3,483,467
Intuit, Inc.	30,290	11,731,923
Microsoft Corp.	668,244	155,634,017
Oracle Corp.	14,100	861,087
Pegasystems, Inc.	6,000	192,840
Pine Labs Private Ltd. (a)(c)(d)	2,299	1,153,615
RingCentral, Inc. (a)	29,200	1,166,832
Riskified Ltd. Class B (a)	143,774	566,470
Salesforce.com, Inc. (a)	41,131	5,916,283
SentinelOne, Inc. (a)(b)	38,400	981,504
ServiceNow, Inc. (a)	23,018	8,691,827
Stripe, Inc. Class B (a)(c)(d)	10,400	247,624
The Trade Desk, Inc. (a)	106,050	6,336,488
Viant Technology, Inc. (a)	169,415	713,237
Zscaler, Inc. (a)	6,000	986,220
		269,670,146
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	510,204	70,510,193
TOTAL INFORMATION TECHNOLOGY		707,081,052
MATERIALS - 2.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	86,700	8,344,875
Nutrien Ltd.	135,800	11,323,004
The Mosaic Co.	67,100	3,242,943
		22,910,822
Metals & Mining - 1.3%
Alcoa Corp.	180,300	6,068,898
ArcelorMittal SA Class A unit GDR	392,700	7,818,657
Freeport-McMoRan, Inc.	371,400	10,150,362
MP Materials Corp. (a)	7,500	204,750
		24,242,667
TOTAL MATERIALS		47,153,489
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Opendoor Technologies, Inc. (a)(b)	1,242,700	3,864,797
WeWork, Inc. (a)	332,800	881,920
		4,746,717
UTILITIES - 2.8%
Electric Utilities - 1.9%
Constellation Energy Corp.	107,433	8,937,351
ORSTED A/S (e)	92,794	7,395,754
PG&E Corp. (a)	1,579,700	19,746,250
		36,079,355
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP	248,500	17,969,035
TOTAL UTILITIES		54,048,390
TOTAL COMMON STOCKS (Cost $1,575,784,298)		1,850,794,280

Preferred Stocks - 3.5%
	Shares	Value ($)
Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	7,410	32,308
Series C(a)(c)(d)	29,156	127,120
Series D(c)(d)	54,800	238,928
		398,356
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series F (c)	20,489	997,656
GoBrands, Inc. Series G (a)(c)(d)	10,300	2,028,791
Instacart, Inc.:
Series H(a)(c)(d)	39,942	1,628,435
Series I(a)(c)(d)	13,388	545,829
		5,200,711
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (c)(d)	49,900	751,494

TOTAL CONSUMER DISCRETIONARY		6,350,561

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(c)(d)	40,445	1,564,413

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	57,277	1,612,348

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(c)(d)	131,549	918,212
Series D(a)(c)(d)	741	5,172
		923,384
TOTAL CONSUMER STAPLES		4,100,145

HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (c)(d)	19,932	992,813

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.6%
Relativity Space, Inc. Series E (a)(c)(d)	149,903	2,920,110
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,941	2,758,700
Series N(a)(c)(d)	8,100	5,670,000
		11,348,810
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(c)(d)	64,780	5,694,810

Road & Rail - 0.1%
Convoy, Inc. Series D (a)(c)(d)	197,216	1,871,580

TOTAL INDUSTRIALS		18,915,200

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Meesho Series F (c)(d)	32,200	2,160,620
Xsight Labs Ltd. Series D (a)(c)(d)	74,300	432,426
		2,593,046
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	1,172,546	1,008,671

IT Services - 0.3%
ByteDance Ltd. Series E1 (a)(c)(d)	17,456	2,911,661
Yanka Industries, Inc.:
Series E(a)(c)(d)	53,172	965,072
Series F(a)(c)(d)	55,568	1,008,559
		4,885,292
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(c)(d)	44,969	234,738
Series F2(c)(d)	23,746	123,954
SiMa.ai:
Series B(a)(c)(d)	171,100	943,172
Series B1(c)(d)	11,461	63,178
		1,365,042
Software - 0.2%
Databricks, Inc. Series G (a)(c)(d)	27,000	1,533,600
Mountain Digital, Inc. Series D (c)(d)	118,780	1,575,023
Stripe, Inc. Series H (a)(c)(d)	4,500	107,145
Tenstorrent, Inc. Series C1 (a)(c)(d)	4,700	205,625
		3,421,393
TOTAL INFORMATION TECHNOLOGY		13,273,444

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(c)(d)	99,028	3,002,529

TOTAL CONVERTIBLE PREFERRED STOCKS		46,634,692
Nonconvertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,673,000	46,008
Waymo LLC Series A2 (a)(c)(d)	7,496	396,239
		442,247
Internet & Direct Marketing Retail - 0.6%
Circle Internet Financial Ltd. Series E (c)	214,805	10,459,339

TOTAL CONSUMER DISCRETIONARY		10,901,586

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(f)	105,185	2,034,278

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
Gupshup, Inc. (a)(c)(d)	70,900	1,328,666

Software - 0.3%
Pine Labs Private Ltd.:
Series 1(a)(c)(d)	5,494	2,756,834
Series A(a)(c)(d)	1,373	688,958
Series B(a)(c)(d)	1,494	749,674
Series B2(a)(c)(d)	1,208	606,162
Series C(a)(c)(d)	2,247	1,127,522
Series C1(a)(c)(d)	473	237,347
Series D(a)(c)(d)	506	253,906
		6,420,403
TOTAL INFORMATION TECHNOLOGY		7,749,069

TOTAL NONCONVERTIBLE PREFERRED STOCKS		20,684,933
TOTAL PREFERRED STOCKS (Cost $60,187,106)		67,319,625

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (c)(d)(h)	1,609,900	1,450,037
4% 5/22/27 (c)(d)	130,700	144,332
4% 6/12/27 (c)(d)	35,600	39,313
(Cost $1,776,200)		1,633,682

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	499,219	499,219
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(i)	1,054,022	1,054,022
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	260,000	260,000
TOTAL PREFERRED SECURITIES (Cost $1,813,241)		1,813,241

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (j)(k) (Cost $70,192,719)	70,185,701	70,192,719

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $1,709,753,564)	1,991,753,547
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(70,390,950)
NET ASSETS - 100.0%	1,921,362,597

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $95,502,908 or 5.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,122,433 or 1.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901
Beta Technologies, Inc. Series A	4/09/21	4,746,431
Blink Health LLC Series A1	12/30/20	225,578
Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028
Bombas LLC	2/16/21 - 11/12/21	3,539,531
Bowery Farming, Inc. Series C1	5/18/21	3,450,899
ByteDance Ltd. Series E1	11/18/20	1,912,727
CelLink Corp. Series D	1/20/22	1,039,113
Circle Internet Financial Ltd. Series E	5/11/21	3,486,300
Circle Internet Financial Ltd. Series F	5/09/22	863,406
Convoy, Inc. Series D	10/30/19	2,670,305
Databricks, Inc. Series G	2/01/21	1,596,311
Delhivery Private Ltd.	5/20/21	741,460
Diamond Foundry, Inc. Series C	3/15/21	2,376,672
Enevate Corp. Series E	1/29/21	1,299,984
Enevate Corp. 0% 1/29/23	1/29/21	499,219
Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	994,523
GaN Systems, Inc. Series F1	11/30/21	381,337
GaN Systems, Inc. Series F2	11/30/21	201,366
GaN Systems, Inc. 0%	11/30/21	1,054,022
GoBrands, Inc. Series G	3/02/21	2,572,088
Gupshup, Inc.	6/08/21	1,621,143
Innovid Corp.	6/24/21	1,410,620
Instacart, Inc. Series H	11/13/20	2,396,520
Instacart, Inc. Series I	2/26/21	1,673,500
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Meesho Series F	9/21/21	2,468,848
Mountain Digital, Inc. Series D	11/05/21	2,727,818
Neutron Holdings, Inc.	2/04/21	1,066
Neutron Holdings, Inc. Series 1C	7/03/18	305,891
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,609,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600
P3 Health Partners, Inc.	5/25/21	2,859,140
Payoneer Global, Inc.	2/03/21	654,000
Pine Labs Private Ltd.	6/30/21	857,205
Pine Labs Private Ltd. Series 1	6/30/21	2,048,493
Pine Labs Private Ltd. Series A	6/30/21	511,937
Pine Labs Private Ltd. Series B	6/30/21	557,053
Pine Labs Private Ltd. Series B2	6/30/21	450,415
Pine Labs Private Ltd. Series C	6/30/21	837,816
Pine Labs Private Ltd. Series C1	6/30/21	176,363
Pine Labs Private Ltd. Series D	6/30/21	188,667
Rad Power Bikes, Inc.	1/21/21	274,158
Rad Power Bikes, Inc. Series A	1/21/21	35,745
Rad Power Bikes, Inc. Series C	1/21/21	140,644
Rad Power Bikes, Inc. Series D	9/17/21	525,192
Relativity Space, Inc. Series E	5/27/21	3,423,050
SiMa.ai Series B	5/10/21	877,298
SiMa.ai Series B1	4/25/22	81,269
Space Exploration Technologies Corp. Class A	2/16/21	545,987
Space Exploration Technologies Corp. Series I	4/05/18	666,029
Space Exploration Technologies Corp. Series N	8/04/20	2,187,000
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120
Stripe, Inc. Class B	5/18/21	417,335
Stripe, Inc. Series H	3/15/21	180,563
Tenstorrent, Inc. Series C1	4/23/21	279,435
Tenstorrent, Inc. 0%	4/23/21	260,000
The Oncology Institute, Inc.	6/28/21	1,125,360
Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,041,180
Waymo LLC Series A2	5/08/20	643,661
Xsight Labs Ltd. Series D	2/16/21	594,103
Yanka Industries, Inc. Series E	5/15/20	642,275
Yanka Industries, Inc. Series F	4/08/21	1,771,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	3,496,381	303,253,946	306,750,327	208,159	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	124,803,443	797,333,732	851,944,456	448,573	-	-	70,192,719	0.2%
Total	128,299,824	1,100,587,678	1,158,694,783	656,732	-	-	70,192,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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